Financial Risk Management - Foreign Exchange Risk (Details) R in Millions	12 Months Ended
	Jun. 30, 2025 ZAR (R)	Jun. 30, 2025 ZAR (R)	Jun. 30, 2025 ZAR (R)	Jun. 30, 2025 ZAR (R) ZAR_per_AUD	Jun. 30, 2025 ZAR (R) southAfricanRandPerUSDollar	Jun. 30, 2025 ZAR (R) australianDollarPerPapuaNewGuineanKina	Jun. 30, 2024 ZAR (R)	Jun. 30, 2024 ZAR (R)	Jun. 30, 2024 ZAR (R) ZAR_per_AUD	Jun. 30, 2024 ZAR (R) southAfricanRandPerUSDollar	Jun. 30, 2024 ZAR (R) australianDollarPerPapuaNewGuineanKina	Jun. 30, 2023 ZAR (R) R / $	Jun. 30, 2025 R / $	Jun. 30, 2025 ZAR_per_AUD	Jun. 30, 2025 papuaNewGuineanKinaPerAustralianDollar	Jun. 30, 2025 southAfricanRandPerUSDollar	Jun. 30, 2025 USD_per_AUD	Jun. 30, 2024 R / $	Jun. 30, 2024 ZAR_per_AUD	Jun. 30, 2024 papuaNewGuineanKinaPerAustralianDollar	Jun. 30, 2024 USD_per_AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange rate risk hedged limit (as a percent)			25.00%
Foreign exchange risk exposure term	24 months
Closing rate												18.83	17.75	11.68	2.72	17.75		18.19	12.14	2.57
Foreign exchange translation gain/(loss)		R (819)					R (943)					R 1,123
Remeasurement of gold hedging contracts		(4,842)					(499)					R (1,233)
Floor
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing daily foreign exchange rate				11.29	17.10	2.42			11.71	17.54	2.30
Cap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing daily foreign exchange rate				12.41	19.75	2.75			12.72	19.51	2.60
Current derivative financial instruments | Not designated as hedging instrument | Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	R 264	264	R 264	R 264	R 264	R 264	425	R 425	R 425	R 425	R 425
Currency risk | US$ against AU$ | Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	2,796	2,796	R 2,796	2,796	2,796	2,796	252	R 252	252	252	252
Increase by 4% (2024: 3%), impact on earnings		112					7
Decrease by 4% (2024: 3%), impact on earnings		(112)					(8)
Closing rate | USD_per_AUD																	0.66				0.67
Currency risk | Financial assets | US$ against AU$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent			4.00%					3.00%
Reasonably possible decrease in risk variable percent			4.00%					3.00%
Currency risk | Derivative financial instruments | Rand against US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	288	288	R 288	288	288	288	523	R 523	523	523	523
Reasonably possible increase in risk variable percent			4.00%					3.00%
Increase by 4% (2024: 3%), impact on earnings		162					250
Reasonably possible decrease in risk variable percent			4.00%					3.00%
Decrease by 4% (2024: 3%), impact on earnings		(143)					(241)
Closing rate | R / $													17.75					18.19
Currency risk | Borrowings | Rand against US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	1,777	1,777	R 1,777	1,777	1,777	1,777	1,794	R 1,794	1,794	1,794	1,794
Reasonably possible increase in risk variable percent			4.00%					3.00%
Increase by 4% (2024: 3%), impact on earnings		71					54
Reasonably possible decrease in risk variable percent			4.00%					3.00%
Decrease by 4% (2024: 3%), impact on earnings		(71)					(54)
Closing rate | R / $													17.75					18.19
Currency risk | Contingent Consideration Liability (Eva) | US$ against AU$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	781	781	R 781	781	781	781	378	R 378	378	378	378
Reasonably possible increase in risk variable percent			4.00%					3.00%
Increase by 4% (2024: 3%), impact on earnings		31					11
Reasonably possible decrease in risk variable percent			4.00%					3.00%
Decrease by 4% (2024: 3%), impact on earnings		(31)					(11)
Closing rate | R / $													0.66					0.67
Currency risk | Contingent Consideration Liability (Mponeng) | Rand against US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	R 676	676	R 676	R 676	R 676	R 676	587	R 587	R 587	R 587	R 587
Reasonably possible increase in risk variable percent			4.00%					3.00%
Increase by 4% (2024: 3%), impact on earnings		27					18
Reasonably possible decrease in risk variable percent			4.00%					3.00%
Decrease by 4% (2024: 3%), impact on earnings		R (27)					R (18)
Closing rate | R / $													17.75					18.19
Currency risk | Contingent consideration liability | Rand Against AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent			3.00%					3.00%